Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Award amount	$ 18,700,000
Award termination date	May 31, 2019
Matching funds requirement		50.00%
Increase in research fund		$ 9,300,000
Award term		3 years
Total matching funding available		$ 4,200,000	$ 1,600,000
Current funding available		5,100,000	7,700,000
Current funding received		9,600,000	2,600,000
Litigation reserves		$ 0	$ 0